Share-Based Compensation - Summary Of Share Option Under the Post-IPO Share Option (Detail) - Kooleam post ipo share option [Member]	4 Months Ended
May 31, 2020 $ / shares shares
Number of share, Options granted, Begining balance | shares	40,000,000
Number of share options, Forfeited | shares	(1,801,000)
Number of share, Option outstanding, Ending balance | shares	38,199,000
Weighted average exercise prices, Options outstanding, Beginning balance | $ / shares	$ 3.26
Weighted average exercise price per, Option forfeited | $ / shares	3.26
Weighted average exercise prices, Options outstanding, Ending balance | $ / shares	$ 3.26